Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue	$ 23,318,482	$ 20,628,643	$ 7,951,931
Cost of revenue	(21,146,746)	(18,927,164)	(7,582,351)
Gross profit	2,171,736	1,701,479	369,580
Operating expenses
General and administrative expenses	(668,785)	(181,483)	(142,871)
Total operating expenses	(668,785)	(181,483)	(142,871)
Income from operations	1,502,951	1,519,996	226,709
Other income (expense)
Interest expense, net		(261)	(1,777)
Other income	2,448	5,686	124,371
Total other income, net	2,448	5,425	122,594
Income before tax expense	1,505,399	1,525,421	349,303
Income tax expense	(229,517)	(229,218)	(16,949)
Net income and total comprehensive income	$ 1,275,882	$ 1,296,203	$ 332,354
Net income per share attributable to ordinary shareholders
Basic (in Dollars per share)	$ 0.1	$ 0.11	$ 0.03
Diluted (in Dollars per share)	$ 0.1	$ 0.11	$ 0.03
Weighted average number of ordinary shares used in computing net income per share
Weighted average number of ordinary shares outstanding – basic (in Shares)	12,294,521	11,500,000	11,500,000
Weighted average number of ordinary shares outstanding – diluted (in Shares)	12,294,521	11,500,000	11,500,000